Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 1,424,312	¥ 1,430,462
Policy account balances for single-payment whole life insurance		134,572	0
Fixed annuities and annuitization benefits		119,093	138,419
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits		136,257	167,207
Others	[1]	133,813	156,422
Total		1,948,047	1,892,510
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		717,257	739,696
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		572,708	606,419
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 134,347	¥ 84,347

[1]	Others include unearned premiums and liabilities for unpaid claims.